Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commitment of Cross Currency Swaps	As at December 31, 2020, the Company was committed to the following cross currency swaps:

Notional Amount NOK	Notional Amount USD				Fair Value / Carrying Amount of Asset / (Liability)	Remaining Term (years)
		Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable
1,200,000	146,500	NIBOR	6.00%	7.72%	(9,051)	0.8
850,000	102,000	NIBOR	4.60%	7.89%	(10,971)	2.7
1,000,000	112,000	NIBOR	5.15%	5.74%	4,505	4.7
					(15,517)

Interest Rate Swap Agreements
As at December 31, 2020, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt obligations were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	811,166	(71,714)	3.7	3.0
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	70,708	(6,159)	2.7	3.9
			(77,873)
(1)Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2020, ranged from 0.3% to 4.25%.
(2)Includes interest rate swaps with the notional amount reducing quarterly or semi-annually. Three interest rate swaps are subject to mandatory early termination in 2021 and 2024, at which time the swaps will be settled based on their fair value. In February 2021, one of the three swaps was terminated.
Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Prepaid Expenses and Other	Goodwill, Intangibles and Other Non-Current Assets	Accrued Liabilities and Other (1)	Accrued Liabilities and Other (2)	Other long-term liabilities
As at December 31, 2020
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(70)	(3,162)	(9,631)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	—	—	(5,372)	(43,590)	(16,048)
Cross currency swap agreements	—	4,505	(701)	(11,434)	(7,887)
	—	4,505	(6,143)	(58,186)	(33,566)

	Prepaid Expenses and Other	Goodwill, Intangibles and Other Non-Current Assets	Accrued Liabilities and Other (1)	Accrued Liabilities and Other (2)	Other long-term liabilities
As at December 31, 2019
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(13)	(836)	(3,475)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	—	—	—	(202)	—
Interest rate swap agreements	932	1,916	(2,948)	(15,478)	(29,452)
Cross currency swap agreements	—	—	(456)	(22,661)	(18,987)
Forward freight agreements	—	—	—	(86)	—
	932	1,916	(3,417)	(39,263)	(51,914)

Effective Portion of Gains (Losses) on Interest Rate Swap Agreements
For the periods indicated, the following table presents the effective portion of (losses) gains on consolidated interest rate swap agreements designated and qualifying as cash flow hedges (excluding such agreements in equity-accounted investments):

Year Ended December 31, 2020
Amount of Loss Recognized in OCI (effective portion)	Amount of Loss Reclassified from Accumulated OCI to Interest Expense (1)
$	$
(8,481)	(2,320)

Year Ended December 31, 2019
Amount of Loss Recognized in OCI (effective portion)	Amount of Loss Reclassified from Accumulated OCI to Interest Expense (1)
$	$
(7,458)	376

Year Ended December 31, 2018
Amount of Gain Recognized in OCI (effective portion)	Amount of Loss Reclassified from Accumulated OCI to Interest Expense (1)	Amount of Gain Recognized in Interest Expense (ineffective portion)
$	$	$
2,128	(152)	740
(1)See Note 1 – adoption of ASU 2017-12
Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments
Realized and unrealized (losses) and gains from derivative instruments that are not designated for accounting purposes as cash flow hedges, are recognized in earnings and reported in realized and unrealized losses on non-designated derivatives in the consolidated statements of income (loss). The effect of the (losses) and gains on derivatives not designated as hedging instruments in the consolidated statements of income (loss) are as follows:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Realized (losses) gains relating to:
Interest rate swap agreements	(17,483)	(8,296)	(13,898)
Interest rate swap agreement terminations	—	—	(13,681)
Foreign currency forward contracts	138	(147)	—
Stock purchase warrants	—	(25,559)	—
Forward freight agreements	(1,242)	1,490	137
	(18,587)	(32,512)	(27,442)
Unrealized (losses) gains relating to:
Interest rate swap agreements	(17,558)	(7,878)	33,700
Foreign currency forward contracts	202	(200)	—
Stock purchase warrants	—	26,900	(21,053)
Forward Freight Agreements	86	(29)	(57)
	(17,270)	18,793	12,590
Total realized and unrealized losses on derivative instruments	(35,857)	(13,719)	(14,852)

Effect of Gains (Losses) on Cross Currency Swaps
Realized and unrealized losses of the cross currency swaps are recognized in earnings and reported in foreign exchange (loss) gain in the consolidated statements of income (loss). The effect of the losses on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Year Ended December 31,
	2020 $	2019 $	2018 $
Realized losses on maturity and/or partial termination of cross currency swaps	(33,844)	—	(42,271)
Realized losses	(6,588)	(5,062)	(6,533)
Unrealized gains (losses)	26,832	(13,239)	21,240
Total realized and unrealized losses on cross currency swaps	(13,600)	(18,301)	(27,564)